RETIREMENT BENEFITS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 12,377,000,000	$ 11,730,000,000
Benefits earned during the year	12,000,000	13,000,000
Interest cost on benefit obligation	565,000,000	612,000,000	644,000,000
Plan amendments	(13,000,000)
Actuarial (gain) loss	965,000,000	655,000,000
Benefits paid, net of participating contributions	(638,000,000)	(633,000,000)
Projected benefit obligation at year end	13,268,000,000	12,377,000,000	11,730,000,000
Change in plan assets
Plan assets at fair value at beginning of year	11,991,000,000	11,561,000,000
Actual return on plan assets	1,303,000,000	1,063,000,000
Company contributions	54,000,000	51,000,000
Benefits paid	(638,000,000)	(633,000,000)
Plan assets at fair value at year end	12,656,000,000	11,991,000,000	11,561,000,000
Funded status of the plan at year end	(612,000,000)	(386,000,000)
Net amount recognized
Benefit liability	(612,000,000)	(386,000,000)
Net amount recognized on the balance sheet	(612,000,000)	(386,000,000)
Amounts recognized in Accumulated other comprehensive income (loss)
Prior service cost (benefit)	13,000,000	1,000,000
Net actuarial loss	(4,904,000,000)	(4,440,000,000)
Net amount recognized in equity-pretax	(4,891,000,000)	(4,439,000,000)
Accumulated benefit obligation at year end	13,246,000,000	12,337,000,000
Non - U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	6,262,000,000	6,189,000,000
Benefits earned during the year	199,000,000	203,000,000
Interest cost on benefit obligation	367,000,000	382,000,000	342,000,000
Plan amendments	17,000,000	2,000,000
Actuarial (gain) loss	923,000,000	59,000,000
Benefits paid, net of participating contributions	(306,000,000)	(282,000,000)
Settlements	(254,000,000)	(44,000,000)
Curtailment (gain) loss	(8,000,000)	3,000,000
Special/contractual termination benefits	1,000,000	27,000,000	5,000,000
Foreign exchange impact and other	198,000,000	(277,000,000)
Projected benefit obligation at year end	7,399,000,000	6,262,000,000	6,189,000,000
Change in plan assets
Plan assets at fair value at beginning of year	6,421,000,000	6,145,000,000
Actual return on plan assets	786,000,000	526,000,000
Company contributions	352,000,000	389,000,000
Plan participants contributions	6,000,000	6,000,000
Settlements	(254,000,000)	(44,000,000)
Benefits paid	(312,000,000)	(288,000,000)
Foreign exchange impact and other	155,000,000	(313,000,000)
Plan assets at fair value at year end	7,154,000,000	6,421,000,000	6,145,000,000
Funded status of the plan at year end	(245,000,000)	159,000,000
Net amount recognized
Benefit asset	763,000,000	874,000,000
Benefit liability	(1,008,000,000)	(715,000,000)
Net amount recognized on the balance sheet	(245,000,000)	159,000,000
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	(2,000,000)	1,000,000
Prior service cost (benefit)	(33,000,000)	(23,000,000)
Net actuarial loss	(1,936,000,000)	(1,454,000,000)
Net amount recognized in equity-pretax	(1,971,000,000)	(1,476,000,000)
Accumulated benefit obligation at year end	6,369,000,000	5,463,000,000
U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,127,000,000	1,179,000,000
Interest cost on benefit obligation	44,000,000	53,000,000	59,000,000
Actuarial (gain) loss	(24,000,000)	(44,000,000)
Benefits paid, net of participating contributions	(85,000,000)	(79,000,000)
Expected Medicare Part D subsidy	10,000,000	10,000,000
Foreign exchange impact and other		8,000,000
Projected benefit obligation at year end	1,072,000,000	1,127,000,000	1,179,000,000
Change in plan assets
Plan assets at fair value at beginning of year	74,000,000	95,000,000
Actual return on plan assets	7,000,000	5,000,000
Company contributions	54,000,000	53,000,000
Plan participants contributions	58,000,000	65,000,000
Benefits paid	(143,000,000)	(144,000,000)
Plan assets at fair value at year end	50,000,000	74,000,000	95,000,000
Funded status of the plan at year end	(1,022,000,000)	(1,053,000,000)
Net amount recognized
Benefit liability	(1,022,000,000)	(1,053,000,000)
Net amount recognized on the balance sheet	(1,022,000,000)	(1,053,000,000)
Amounts recognized in Accumulated other comprehensive income (loss)
Prior service cost (benefit)	1,000,000	3,000,000
Net actuarial loss	(123,000,000)	(152,000,000)
Net amount recognized in equity-pretax	(122,000,000)	(149,000,000)
Accumulated benefit obligation at year end	1,072,000,000	1,127,000,000
Non-U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,368,000,000	1,395,000,000
Benefits earned during the year	29,000,000	28,000,000
Interest cost on benefit obligation	116,000,000	118,000,000	105,000,000
Actuarial (gain) loss	457,000,000	29,000,000
Benefits paid, net of participating contributions	(54,000,000)	(54,000,000)
Foreign exchange impact and other	86,000,000	(148,000,000)
Projected benefit obligation at year end	2,002,000,000	1,368,000,000	1,395,000,000
Change in plan assets
Plan assets at fair value at beginning of year	1,096,000,000	1,176,000,000
Actual return on plan assets	277,000,000	40,000,000
Company contributions	92,000,000	75,000,000
Benefits paid	(54,000,000)	(54,000,000)
Foreign exchange impact and other	86,000,000	(141,000,000)
Plan assets at fair value at year end	1,497,000,000	1,096,000,000	1,176,000,000
Funded status of the plan at year end	(505,000,000)	(272,000,000)
Net amount recognized
Benefit liability	(505,000,000)	(272,000,000)
Net amount recognized on the balance sheet	(505,000,000)	(272,000,000)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	(1,000,000)	(1,000,000)
Prior service cost (benefit)	5,000,000	5,000,000
Net actuarial loss	(802,000,000)	(509,000,000)
Net amount recognized in equity-pretax	(798,000,000)	(505,000,000)
Accumulated benefit obligation at year end	2,002,000,000	1,368,000,000
Nonqualified pension plans
Change in projected benefit obligation
Projected benefit obligation at year end	769,000,000	713,000,000
Change in plan assets
Funded status of the plan at year end	(769,000,000)	(713,000,000)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	298,000,000	231,000,000
Accumulated benefit obligation at year end	$ 738,000,000	$ 694,000,000